Financial Instruments-Risk Management - Summary of Credit Risk Exposures (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Drawn	$ 927,121
Undrawn commitments	190,108
Other exposures	130,471
Total	1,247,700	$ 1,094,005
Canada [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	549,356
Undrawn commitments	119,722
Other exposures	40,971
Total	710,049	639,748
United States [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	146,109
Undrawn commitments	50,517
Other exposures	51,046
Total	247,672	194,424
Chile [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	54,234
Undrawn commitments	1,326
Other exposures	4,968
Total	60,528	54,777
Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	45,988
Undrawn commitments	1,522
Other exposures	3,283
Total	50,793	38,422
Peru [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	27,789
Undrawn commitments	1,147
Other exposures	3,240
Total	32,176	28,152
Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	11,951
Undrawn commitments	384
Other exposures	956
Total	13,291	14,446
Europe [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	21,158
Undrawn commitments	7,459
Other exposures	17,539
Total	46,156	47,179
Caribbean [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	29,482
Undrawn commitments	1,487
Other exposures	1,088
Total	32,057	27,673
Latin America (other) [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	17,649
Undrawn commitments	1,336
Other exposures	1,905
Total	20,890	14,080
All other countries [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	23,405
Undrawn commitments	5,208
Other exposures	5,475
Total	34,088	35,104
Non retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	534,978
Undrawn commitments	132,195
Other exposures	130,471
Total	797,644	697,038
Non retail [member] | AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	473,704
Undrawn commitments	129,256
Other exposures	122,047
Total	725,007	621,554
Non retail [member] | AIRB portfolio [member] | Corporate segment [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	233,214
Undrawn commitments	123,347
Other exposures	96,865
Total	453,426	372,462
Non retail [member] | AIRB portfolio [member] | Bank [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	16,812
Undrawn commitments	4,739
Other exposures	15,874
Total	37,425	35,792
Non retail [member] | AIRB portfolio [member] | Sovereign [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	223,678
Undrawn commitments	1,170
Other exposures	9,308
Total	234,156	213,300
Non retail [member] | Standardized portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	61,274
Undrawn commitments	2,939
Other exposures	8,424
Total	72,637	75,484
Non retail [member] | Standardized portfolio [Member] | Corporate segment [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	48,804
Undrawn commitments	2,879
Other exposures	8,183
Total	59,866	63,647
Non retail [member] | Standardized portfolio [Member] | Bank [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	3,752
Undrawn commitments	26
Other exposures	10
Total	3,788	3,064
Non retail [member] | Standardized portfolio [Member] | Sovereign [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	8,718
Undrawn commitments	34
Other exposures	231
Total	8,983	8,773
Retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	392,143
Undrawn commitments	57,913
Total	450,056	396,967
Retail [member] | AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	281,847
Undrawn commitments	57,066
Total	338,913	305,905
Retail [member] | AIRB portfolio [member] | Real estate secured [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	232,133
Undrawn commitments	22,435
Total	254,568	227,927
Retail [member] | AIRB portfolio [member] | Qualifying revolving [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	16,018
Undrawn commitments	30,417
Total	46,435	41,771
Retail [member] | AIRB portfolio [member] | Other retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	33,696
Undrawn commitments	4,214
Total	37,910	36,207
Retail [member] | Standardized portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	110,296
Undrawn commitments	847
Total	111,143	91,062
Retail [member] | Standardized portfolio [Member] | Real estate secured [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	63,054
Total	63,054	54,617
Retail [member] | Standardized portfolio [Member] | Other retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	47,242
Undrawn commitments	847
Total	$ 48,089	$ 36,445